Discontinued Operations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Discontinued Operations
NOTE 10	DISCONTINUED OPERATIONS

Held for Sale and Discontinued Operations

Accounting Policies	Accounting Estimates and Judgments

The Company classifies assets and liabilities as held for sale if it is highly probable that the carrying value will be recovered through a sale transaction within one year rather than through continuing use.

Discontinued operations represent a component of the Company’s business that either has been disposed of, or is classified as held for sale, and represents a separate major line of business or geographic area of operations or is a part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations.

The Company’s significant policies include:

•  cessation of equity accounting for associates and joint ventures at the date the investments were classified as held for sale;

•  measurement of assets at the lower of carrying amount and fair value less costs to sell, with the exception of financial assets measured at FVTOCI;

•  unrealized gains and losses on remeasurement of investments measured at FVTOCI are recorded, net of related income taxes, to OCI;

•  dividends received are recorded on the consolidated statements of earnings; and

•  the comparative statements of earnings and OCI are restated as if the operation had been discontinued from the start of the comparative year.

Expected cost to sell the investments requires estimation, which is based on several factors such as historical trends of similar types of investments sold, the percentage of investments held relative to the total shares in circulation and the type of the investment.

Judgment involves determining:

•  whether the highly probable standard is met and the date when equity accounting ceases; and

•  if the business component for sale or disposal meets the criteria of a discontinued operation.

The Company’s investments in SQM, ICL and APC were classified as held for sale and as discontinued operations in December 2017, due to regulatory requirements to dispose of these investments in connection with the Merger.

As of December 31, 2018, the Company completed all required divestitures and retained no residual interests as outlined below:

For the year ended December 31, 2018	Proceeds [1]	Gain (Loss) on Sale	Gain (Loss) on Sale Net of Income Taxes	AOCI	Net Earnings and Retained Earnings

Shares in SQM	$5,126	$4,278	$3,366	$–	$3,366
Shares in ICL	685	(19)	(19)	(19)	–
Shares in APC	501	121	126	–	126
Conda Phosphate operations	98	–	–	–	–

Total Sale	$6,410	$4,380	$3,473	$(19)	$3,492

1	Proceeds are net of commissions.

Supporting Information

Assets and liabilities held for sale as at December 31, 2017 were comprised of:

2017

ASSETS
Investments in SQM and APC	$1,146
Investment in ICL	708
Current tax asset	4

Assets held for sale	$1,858

LIABILITIES
Payables and accrued charges	$–
Deferred income tax liabilities	36

Liabilities on assets held for sale	$36

Net earnings from discontinued operations for the years ended December 31 were as follows:

	2018	2017 [1]

Gain on disposal of investments in SQM and APC	$4,399	$–
Dividend income of SQM, APC and ICL [2]	156	24
Share in earnings of SQM and APC [2]	–	151
Income tax expense [3]	(951)	(2)

Net earnings from discontinued operations	$3,604	$173

1

Share of earnings, dividend income and income tax recovery pertaining to these investments were reclassified from loss before income taxes and income tax recovery to net earnings from discontinued operations on the consolidated statements of earnings.

2	The Company’s investments in SQM and APC were classified as discontinued operations in the later part of 2017 and, as a result, equity accounting in respect of these investments ceased.

3

For 2018, income tax (expense) recovery is comprised of $(912) relating to the disposals of SQM shares, including the repatriation of the net proceeds, and $(39) relating to earnings from discontinued operations ($(18) for the planned repatriation of the remaining excess cash available in Chile, $(26) for the repatriation of dividend income received from SQM and $5 relating to APC).

Cash flows from discontinued operations for the year ended December 31 were as follows:

	2018	2017

Cash provided by operating activities
Dividends from discontinued operations	$156	$176
Income tax related to the disposal of discontinued operations	(26)	–

Dividends from discontinued operations, net of tax	$130	$176

Cash provided by investing activities
Proceeds from disposal of discontinued operations [1]	$6,371	$–
Income tax related to the disposal of discontinued operations	(977)	–

Proceeds from disposal of discontinued operations, net of tax	$5,394	$–

1	Excludes a receivable of $39 to be collected in 2019.